Net Revenue - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,791	$ 6,750	$ 7,392
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,678	3,048
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	745	577
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,189	1,267
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,410	1,206
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	769	652
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	656	484	471
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,135	6,266	6,921
Wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,022	6,098	6,536
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 769	$ 652	$ 856